Revenue - Summary of Accounts Receivable Billed and Unbilled and Deferred Revenue (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Accounts receivable - billed (net of allowances for doubtful accounts of $19,801 and $16,627 as of September 30, 2023 and 2022, respectively)	$ 732,979	$ 789,611
Accounts receivable — unbilled (current)	211,498	157,166
Accounts receivable — unbilled (non-current)	45,176	27,417
Total Accounts receivable — unbilled	256,674	184,583
Deferred revenue (current)	(170,634)	(253,686)
Deferred revenue (non-current)	(805)	(69,907)
Total Deferred revenue	$ (171,439)	$ (323,593)